Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	$ 7,347	$ 8,338
Loans, 90+ days past due and accruing	165	181
Commercial and Industrial [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	365	176
Loans, 90+ days past due and accruing		38
Real Estate Construction [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	587
Residential Real Estate Mortgage [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	5,438	7,411
Loans, 90+ days past due and accruing	165	143
Commercial Real Estate Mortgage [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	955	743
Consumer Installment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing [Line Items]
Loans, nonacrrual status	$ 2	$ 8